Net Loss per Share - Computation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share
Net loss - basic and diluted	$ (12,476)	$ (20,016)	$ (30,696)	$ (28,032)	$ (31,479)	$ (26,665)	$ (63,188)	$ (86,176)	$ (118,513)	$ (85,474)	$ (88,441)
Weighted-average common shares outstanding:
Basic (in shares)	4,570,320			4,519,641			4,559,944	4,503,187	4,512,422	4,471,130	4,226,564
Diluted (in shares)	4,570,320			4,519,641			4,559,944	4,503,187	4,512,422	4,471,130	4,226,564
Net loss per share:
Basic (in dollars per share)	$ (2.73)			$ (6.2)			$ (13.86)	$ (19.14)	$ (26.26)	$ (19.12)	$ (20.93)
Diluted (in dollars per share)	$ (2.73)			$ (6.2)			$ (13.86)	$ (19.14)	$ (26.26)	$ (19.12)	$ (20.93)